UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-5011

Name of Fund:  CMA Michigan Municipal Money Fund
	       CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
        Officer, CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 04/01/06 - 06/30/06

Item 1 - Schedule of Investments


CMA Michigan Municipal Money Fund


Schedule of Investments as of June 30, 2006                                                                        (in Thousands)
                        Face
                      Amount   Municipal Bonds                                                                          Value
Michigan - 94.1%    $    880   Battle Creek, Michigan, Housing Corporation, Housing Revenue Bonds, VRDN,
                               Series 1997-A, 4.01% due 2/01/2027 (c)                                                 $       880

                       2,390   Berrien County, Michigan, Economic Development Corporation Revenue Bonds
                               (Arlington Corp. Project), VRDN, AMT, 4.25% due 9/01/2016 (c)                                2,390

                       3,575   Detroit, Michigan, City School District, GO, Refunding (MACON Trust), VRDN,
                               Series J, 3.99% due 5/01/2028 (a)(c)                                                         3,575

                       4,690   Detroit, Michigan, City School District, GO, Refunding, PUTTERS, VRDN, Series 1140,
                               4.01% due 5/01/2013 (a)(c)                                                                   4,690

                       5,995   Detroit, Michigan, Sewer Disposal Revenue Bonds, FLOATS, VRDN, Series 1182, 4.01%
                               due 7/01/2029 (c)(e)                                                                         5,995

                       5,000   Detroit, Michigan, Water Supply System Revenue Bonds, FLOATS, VRDN, Series 1358,
                               4.01% due 7/01/2034 (b)(c)                                                                   5,000

                         315   Detroit, Michigan, Water Supply System, Senior Lien Revenue Bonds, VRDN, Series B,
                               3.98% due 7/01/2035 (c)(e)                                                                     315

                       4,000   Eagle Tax-Exempt Trust, Wayne County, Michigan, Airport Authority Revenue Bonds,
                               VRDN, AMT, Series 2006-0016, Class A, 4.06% due 12/01/2029 (b)(c)                            4,000

                       2,000   Essexville-Hampton, Michigan, Public Schools, SAN, 4.25% due 5/31/2007                       2,009

                       1,750   Farwell, Michigan, Area Schools, SAN, 4% due 8/24/2006                                       1,753

                       4,050   Fitzgerald, Michigan, Public School District, GO, PUTTERS, VRDN, Series 561,
                               4.01% due 11/01/2012 (c)(d)                                                                  4,050

                       1,210   Genesee County, Michigan, Economic Development Corporation, Limited Obligation
                               Revenue Bonds (Riegle Press Inc. Project), VRDN, AMT, 4.11% due 8/01/2015 (c)                1,210

                       1,400   Grand Rapids, Michigan, Economic Development Corporation, Limited Obligation,
                               EDR (Cornerstone University Project), VRDN, 3.99% due 5/01/2034 (c)                          1,400

                         570   Grand Rapids, Michigan, IDR (Custom Printers), VRDN, AMT, 4.11% due 7/01/2015 (c)              570

                       1,115   Grand Rapids, Michigan, IDR, Refunding (Etheridge Company Project), VRDN, AMT,
                               4.11% due 7/01/2009 (c)                                                                      1,115

                       2,330   Holland Charter Township, Michigan, Economic Development Corporation, Limited
                               Obligation Revenue Bonds (Chicago Mission 3A Hockey), VRDN, 4.08% due 10/01/2028 (c)         2,330

                       2,000   Jackson County, Michigan, Economic Development Corporation, Limited Obligation
                               Revenue Bonds (American Tooling Center Project), VRDN, AMT, 4.25% due 6/01/2011 (c)          2,000


Portfolio Abbreviations


To simplify the listings of CMA Michigan Municipal Money Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT          Alternative Minimum Tax (subject to)
CP           Commercial Paper
EDR          Economic Development Revenue Bonds
FLOATS       Floating Rate Securities
GO           General Obligation Bonds
HDA          Housing Development Authority
IDR          Industrial Development Revenue Bonds
M/F          Multi-Family
PUTTERS      Puttable Tax Exempt Receipts
ROCS         Reset Option Certificates
SAN          State Aid Notes
TEAMS        Tax-Exempt Adjustable Municipal Securities
VRDN         Variable Rate Demand Notes



CMA Michigan Municipal Money Fund


Schedule of Investments as of June 30, 2006 (concluded)                                                            (in Thousands)
                        Face
                      Amount   Municipal Bonds                                                                          Value
Michigan            $  2,750   Kent Hospital Finance Authority, Michigan, Revenue Refunding Bonds (Spectrum
(concluded)                    Health), VRDN, Series C, 3.95% due 1/15/2026 (b)(c)                                    $     2,750

                         300   Kent, Michigan, Hospital Finance Authority, Revenue Refunding Bonds (Spectrum
                               Health), VRDN, Series A, 3.95% due 1/15/2029 (c)(e)                                            300

                       9,040   Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Refunding
                               Bonds (Mount Clemens General Hospital), VRDN, Series A-1, 4.02% due 10/01/2020 (c)           9,040

                         500   Marquette County, Michigan, Economic Development Corporation, Limited Obligation
                               Revenue Bonds (Pioneer Labs Inc. Project), VRDN, AMT, Series A, 4.22% due 6/01/2012 (c)        500

                         125   Michigan Higher Education Facilities Authority, Limited Obligation Revenue Bonds
                               (Davenport College of Business Project), VRDN, 4.01% due 3/01/2027 (c)                         125

                       2,400   Michigan Higher Education Student Loan Authority Revenue Bonds, FLOATS, VRDN, AMT,
                               Series 1280, 4.04% due 3/01/2030 (c)(d)                                                      2,400

                       6,500   Michigan Higher Education Student Loan Authority, Revenue Refunding Bonds, PUTTERS,
                               VRDN, AMT, Series 238, 4.04% due 6/01/2019 (c)(d)                                            6,500

                       1,500   Michigan Municipal Bond Authority Revenue Bonds, Series C, 4.25% due 8/18/2006               1,502

                       9,900   Michigan State Building Authority, Multi-Modal Revenue Refunding Bonds (Facilities
                               Program), VRDN, Series IIB, 3.98% due 10/15/2016 (c)                                         9,900

                       7,500   Michigan State, GO, Series A, 4.50% due 9/29/2006                                            7,523

                       1,200   Michigan State HDA, Limited Obligation Revenue Bonds (Laurel Valley), VRDN, TEAMS,
                               1.15% due 12/01/2007 (c)                                                                     1,200

                       2,000   Michigan State HDA, Limited Obligation Revenue Bonds (Woodland Meadows Project),
                               VRDN, AMT, 1.10% due 3/01/2013 (c)                                                           2,000

                       2,285   Michigan State, HDA, M/F Limited Obligation Revenue Bonds (Arbors), VRDN, AMT,
                               Series A, 4.02% due 9/01/2035 (c)                                                            2,285

                       4,500   Michigan State, HDA, Revenue Refunding Bonds, VRDN, AMT, Series B, 4.06% due
                               6/01/2030 (c)                                                                                4,500

                       3,200   Michigan State Hospital Finance Authority Revenue Bonds (North Ottawa Care Center,
                               Inc. Project), VRDN, 3.99% due 5/01/2036 (c)                                                 3,200

                       8,280   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Ascension Health),
                               VRDN, Series B, 5.30% due 11/15/2006 (c)                                                     8,332

                       1,500   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford Health
                               System), VRDN, Series A, 5% due 3/01/2007 (c)(h)                                             1,511

                       6,285   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity Health
                               Credit Group), VRDN, Series E, 4.02% due 12/01/2030 (c)(d)                                   6,285

                       2,700   Michigan State Strategic Fund, CP, 3.45% due 7/03/2006                                       2,700

                       2,400   Michigan State Strategic Fund, Limited Obligation, IDR (GNP Real Estate Project),
                               VRDN, AMT, 4.04% due 7/01/2034 (c)                                                           2,400

                       1,900   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (AACOA Extrusions
                               Inc. Project), VRDN, AMT, 4.25% due 2/01/2008 (c)                                            1,900

                       1,700   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Alphi Manufacturing
                               Inc. Project), VRDN, AMT, 4.08% due 5/01/2019 (c)                                            1,700

                       1,380   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Artex Label &
                               Graphics), VRDN, AMT, 4.13% due 12/01/2022 (c)                                               1,380

                       1,335   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Automatic Handling
                               Inc. Project), VRDN, AMT, 4.14% due 7/01/2009 (c)                                            1,335

                         225   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (BBPV Project), VRDN,
                               AMT, Series A-2, 4.42% due 1/01/2014 (c)                                                       225

                         970   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Biewer of Lansing
                               LLC Project), VRDN, AMT, 4.11% due 5/01/2019 (c)                                               970

                       2,740   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (C&M Manufacturing
                               Corporation Inc. Project), VRDN, AMT, 4.25% due 7/01/2014 (c)                                2,740

                         905   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Chambers Enterprises
                               II Project), VRDN, AMT, 4.12% due 11/01/2018 (c)                                               905

                       1,065   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Cherry Central
                               Co-operative Inc. Project), VRDN, 4.14% due 11/01/2013 (c)                                   1,065

                         200   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Detroit Symphony
                               Orchestra Project), VRDN, Series B, 3.94% due 6/01/2031 (c)                                    200

                       2,200   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Drake Enterprises
                               Inc. Project), VRDN, AMT, 4.25% due 6/01/2015 (c)                                            2,200

                       3,885   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Environmental
                               Quality Company Project), VRDN, AMT, 4.12% due 5/01/2026 (c)                                 3,885

                       2,945   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (FMS Walker LLC
                               Project), VRDN, AMT, 4.06% due 7/01/2029 (c)                                                 2,945

                       2,270   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Forest City
                               Technologies), VRDN, AMT, 4.09% due 9/01/2015 (c)                                            2,270

                       1,800   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Glastender Inc.
                               Project), VRDN, AMT, 4.25% due 12/01/2010 (c)                                                1,800

                       2,700   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Golden Keys
                               Development LLC Project), VRDN, AMT, 4.25% due 3/01/2018 (c)                                 2,700

                         125   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Hercules Drawn Steel
                               Project), VRDN, AMT, 4.11% due 8/01/2006 (c)                                                   125

                         685   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Imperial Metal
                               Products Company Project), VRDN, AMT, 4.06% due 7/01/2020 (c)                                  685

                         475   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Inalfa-Hollandia
                               Inc. Project), VRDN, AMT, 4.12% due 5/01/2016 (c)                                              475

                       1,000   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Jo-Mar Family LLC/
                               Troy Tube and Manufacturing Company Project), VRDN, AMT, 4.06% due 12/01/2026 (c)            1,000

                       1,980   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Karona Inc.
                               Project), VRDN, AMT, 4.09% due 12/01/2015 (c)                                                1,980

                       1,560   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Kerkstra Precast
                               Inc. Project), VRDN, AMT, 4.11% due 5/01/2025 (c)                                            1,560

                         735   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (M&P Capital LLC
                               Project), VRDN, AMT, Series A, 4.06% due 6/01/2034 (c)                                         735

                       1,050   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Merrill Tool
                               Holdings Co. Project), VRDN, AMT, Series A, 4.14% due 6/01/2025 (c)                          1,050

                       1,700   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Merrill Tool
                               Holdings Co. Project), VRDN, AMT, Series B, 4.14% due 6/01/2025 (c)                          1,700

                       1,395   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Monarch Hydraulics
                               Inc. Project), VRDN, AMT, 4.06% due 7/01/2016 (c)                                            1,395

                       1,755   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Morrell Inc. Project),
                               VRDN, AMT, 4.12% due 5/01/2022 (c)                                                           1,755

                       1,335   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Motor City Mold
                               Inc. Project), VRDN, AMT, 4.14% due 3/01/2021 (c)                                            1,335

                         485   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Nuvar Properties
                               LLC Project), VRDN, AMT, 4.11% due 7/01/2026 (c)                                               485

                       2,300   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Park Realty LLC),
                               VRDN, AMT, Series A, 4.11% due 9/01/2026 (c)                                                 2,300

                       2,245   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Partalis Properties
                               Project), VRDN, AMT, 4.16% due 10/01/2028 (c)                                                2,245

                       1,000   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Pioneer Labs Inc.
                               Project), VRDN, AMT, 4.05% due 9/01/2012 (c)                                                 1,000

                       7,055   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Pioneer Metal
                               Finishing Project), VRDN, AMT, 4.03% due 11/01/2008 (c)                                      7,055

                       1,400   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (RS Development
                               LLC Project), VRDN, AMT, 4.06% due 8/01/2023 (c)                                             1,400

                       2,700   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Richwood Industries
                               Inc. Project), VRDN, AMT, 4.25% due 9/01/2030 (c)                                            2,700

                       3,860   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Riverwalk Properties
                               LLC Project), VRDN, AMT, 4.12% due 8/01/2021 (c)                                             3,860

                       4,000   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Skyway Precision,
                               Inc. Project), VRDN, AMT, 4.06% due 3/01/2023 (c)                                            4,000

                         555   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (TEI Investments
                               LLC), VRDN, AMT, 4.12% due 2/01/2022 (c)                                                       555

                         400   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Thermo-Forms, Inc.
                               Project), VRDN, AMT, 4.07% due 11/01/2023 (c)                                                  400

                       2,475   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Tim Properties LLC
                               Project), VRDN, AMT, 4.08% due 5/01/2025 (c)                                                 2,475

                         670   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Ultra Aluminum
                               Manufacturing, Inc. Project), VRDN, AMT, 4.06% due 7/01/2028 (c)                               670

                       3,700   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Universal Forest
                               Products Project), VRDN, AMT, 4.13% due 12/01/2022 (c)                                       3,700

                       1,400   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Vector Investments
                               LLC Project), VRDN, AMT, 4.22% due 2/01/2020 (c)                                             1,400

                       1,350   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Veri-Tek International
                               Corporation Project), VRDN, AMT, 4.12% due 4/01/2026 (c)                                     1,350

                       2,000   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (WDKK Development
                               LLC Project), VRDN, AMT, 4.12% due 1/01/2024 (c)                                             2,000

                         225   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Whitehall Industries),
                               VRDN, AMT, Series A-6, 4.42% due 1/01/2014 (c)                                                 225

                       1,855   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Zatkoff Properties
                               Ltd. Project), VRDN, AMT, 4.06% due 3/01/2024 (c)                                            1,855

                       3,215   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Jedco Inc.
                               Project), VRDN, AMT, 4.25% due 11/01/2015 (c)                                                3,215

                         410   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Premiere
                               Packaging Inc. Project), VRDN, 4.06% due 6/01/2017 (c)                                         410

                       1,515   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Sintel,
                               Inc. Project), VRDN, AMT, 4.06% due 10/01/2030 (c)                                           1,515

                       2,470   Michigan State Strategic Fund Revenue Bonds (Russell Investment Company Project),
                               VRDN, AMT, 4.06% due 5/01/2027 (c)                                                           2,470

                       2,600   Michigan State University, General Revenue Refunding Bonds, VRDN, Series A, 3.97%
                               due 2/15/2033 (c)                                                                            2,600

                       7,300   Municipal Securities Trust Certificates, Detroit, Michigan, Sewer Disposal Revenue
                               Refunding Bonds,VRDN, Series SGB-53-A, 4.01% due 7/01/2032 (a)(c)                            7,300

                       6,995   Municipal Securities Trust Certificates Revenue Refunding Bonds, Michigan, VRDN,
                               Series 2001-166, Class A, 4% due 12/15/2021 (a)(c)                                           6,995

                         500   Oakland County, Michigan, Economic Development Corporation, Limited Obligation Revenue
                               Bonds (Easom Automation System Project), VRDN, AMT, 4.06% due 11/01/2029 (c)                   500

                       2,300   Oakland County, Michigan, Economic Development Corporation, Limited Obligation Revenue
                               Bonds (Schain Mold & Engineering), VRDN, AMT, 4.25% due 4/01/2021 (c)                        2,300

                       3,075   Oakland County, Michigan, Economic Development Corporation, Limited Obligation Revenue
                               Refunding Bonds (Pratt & Miller Engineering), VRDN, AMT, 4.04% due 10/01/2029 (c)            3,075

                       1,900   Rockford, Michigan, IDR, Limited Obligation (Alloy Exchange Project), VRDN, AMT,
                               4.25% due 9/01/2019 (c)                                                                      1,900

                       3,080   Saginaw County, Michigan, Economic Development Corporation Revenue Bonds (Al-Fe Heat
                               Treating Project), VRDN, AMT, 4.09% due 2/01/2010 (c)                                        3,080

                       4,595   Saline, Michigan, Area Schools, GO, Refunding, VRDN, 3.96% due 5/01/2030 (c)                 4,595

                       1,645   Sanilac County, Michigan, Economic Development Revenue Bonds (Llink Technologies
                               LLC Project), VRDN, AMT, 4.06% due 10/01/2028 (c)                                            1,645

                       3,500   University of Michigan Revenue Bonds, CP, 3.55% due 10/02/2006                               3,500

                         600   University of Michigan, University Hospital Revenue Bonds, VRDN, Series B, 3.96%
                               due 12/01/2025 (c)                                                                             600

                       1,075   Wayne County, Michigan, Airport Authority Revenue Bonds, FLOATS, VRDN, AMT, Series
                               1327, 4.04% due 12/01/2026 (b)(c)                                                            1,075

                       6,795   Wayne County, Michigan, Airport Authority Revenue Bonds, ROCS, VRDN, AMT, Series
                               II-R-442, 4.05% due 12/01/2029 (b)(c)                                                        6,795

                       4,560   Wayne County, Michigan, Airport Authority Revenue Bonds, ROCS, VRDN, AMT, Series
                               II-R-9009, 4.05% due 12/01/2034 (b)(c)                                                       4,560


Puerto Rico - 1.6%     2,725   Puerto Rico Municipal Finance Agency Revenue Bonds, FLOATS, VRDN, Series 805,
                               3.97% due 8/01/2027 (a)(c)                                                                   2,725

                       1,600   Puerto Rico Public Finance Corporation Revenue Bonds, FLOATS, VRDN, Series 919,
                               3.97% due 8/01/2026 (c)(f)(i)                                                                1,600


U.S. Virgin            9,725   Virgin Islands Public Finance Authority Revenue Refunding Bonds, ROCS, VRDN,
Islands - 3.5%                 Series II-R-277, 4.04% due 10/01/2024 (c)(g)                                                 9,725

                               Total Investments (Cost - $272,105*) - 99.2%                                               272,105
                               Other Assets Less Liabilities - 0.8%                                                         2,066
                                                                                                                      -----------
                               Net Assets - 100.0%                                                                    $   274,171
                                                                                                                      ===========


  * Cost for federal income tax purposes.

(a) FSA Insured.

(b) MBIA Insured.

(c) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(d) AMBAC Insured.

(e) FGIC Insured.

(f) CIFG Insured.

(g) Radian Insured.

(h) Escrowed to maturity.

(i) Tradable Custodial Receipts (TRACERS).



Item 2 - Controls and Procedures

2(a) - 	 The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - 	 There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust


By:	/s/ Robert C. Doll, Jr.
        -----------------------
        Robert C. Doll, Jr.
        Chief Executive Officer
        CMA Michigan Municipal Money Fund of
        CMA Multi-State Municipal Series Trust


Date:  August 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Robert C. Doll, Jr.
        -----------------------
        Robert C. Doll, Jr.
        Chief Executive Officer
        CMA Michigan Municipal Money Fund of
        CMA Multi-State Municipal Series Trust


Date:  August 23, 2006


By:	/s/ Donald C. Burke
        -----------------------
	Donald C. Burke
        Chief Financial Officer
        CMA Michigan Municipal Money Fund of
        CMA Multi-State Municipal Series Trust

Date:  August 23, 2006